Property, Software and Equipment, Net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property, Software and Equipment, Net [Abstract]
Depreciation and amortization expense	$ 3,725	$ 3,320
Impairment loss of property